Exhibit 99.1

Semi-Annual Servicer’s Certificate
Ohio Power Company, as Servicer
Ohio Phase-In-Recovery Funding LLC

          Pursuant to Section 4.01(c)(ii) of the Phase-In-Recovery Property Servicing Agreement dated as of August 1, 2013 (the "Servicing Agreement"), between, OHIO POWER COMPANY, as Servicer and OHIO PHASE-IN-RECOVERY FUNDING LLC, the Servicer does hereby certify, for the January 2, 2018 Payment Date (the “Current Payment Date”), as follows:

          Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

		Collection Periods:	Jul-2017	to	Dec-2017

		Payment Date:	1/2/2018

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 7/17 Collection Period (1)				4,681,948.71
	ii.	Remittances for the 8/17 Collection Period				4,534,775.67
	iii.	Remittances for the 9/17 Collection Period				3,875,884.17
	iv.	Remittances for the 10/17 Collection Period				4,126,559.29
	v.	Remittances for the 11/17 Collection Period				3,860,465.15
	vi.	Remittances for the 12/17 Collection Period (2)				3,360,599.67
	xii.	Investment Earnings on Collection Account
		xiii.	Investment Earnings on Capital Subaccount			6,060.50
		xiv.	Investment Earnings on Excess Funds Subaccount			4,287.78
		xv.	Investment Earnings on General Subaccount			58,340.48
	xvi.	General Subaccount Balance (sum of i through xv above)				24,508,921.42

	xvii.	Excess Funds Subaccount Balance as of Prior Payment Date				786,659.99
	xviii.	Capital Subaccount Balance as of Prior Payment Date				1,337,040.00
	xix.	Collection Account Balance (sum of xvi through xviii above)				26,632,621.41

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				0.00
	ii.	Tranche A-2 Outstanding Amount				94,878,311.39
	iii.	Aggregate Outstanding Amount of all Tranches:				94,878,311.39

Notes:
	(1) July remittances include the prior month's true-up, which settled on July 25, 2017.
	(2) December remittances do not include the prior month's true-up, which will settle on January 25, 2018.

3.	Required Funding/Payments as of Current Payment Date:

	Principal					Principal Due
	i.	Tranche A-1				0.00
	ii.	Tranche A-2				22,830,567.60
	iii.	For all Tranches:				22,830,567.60

	Interest		Interest	Days in Interest	Principal
	Tranche		Rate	Period1	Balance	Interest Due
	iv.	Tranche A-1	0.958%	180	0.00	0.00
	v.	Tranche A-2	2.049%	180	94,878,311.39	972,028.30
	vi.	For all Tranches:				972,028.30

					Required Level	Funding Required

	vii.	Capital Subaccount			1,337,040.00	0.00
					1,337,040.00	0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses, Indemnity Amounts[2]				0.00
	ii.	Servicing Fee				133,704.00
	iii.	Administration Fee				25,000.00
	iv.	Permitted Return				35,698.97
	v.	Operating Expenses[3]				79,750.00
	vi.	Semi-Annual Interest (including any past-due for prior periods)				972,028.30
					Per $1000 of Original
		Tranche		Aggregate	Principal Amount

	1.	Tranche A-1 Interest Payment		0.00	$0.0000
	2.	Tranche A-2 Interest Payment		972,028.30	$9.4825
				972,028.30

	vii.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

	1.	Tranche A-1 Principal Payment		0.00	$0.0000
	2.	Tranche A-2 Principal Payment		0.00	$0.0000
				0.00

Notes:
[1]	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

[2]	Subject to $100,000 annual cap

[3]	Subject to annual aggregate dollar cap of $652,594, minus the expenses in clauses (i), (ii) and (iii) above

	viii.	Semi-Annual Principal			22,830,567.60
				Per $1000 of Original
		Tranche	Aggregate	Principal Amount

	1.	Tranche A-1 Principal Payment	0.00	$0.0000
	2.	Tranche A-2 Principal Payment	22,830,567.60	$222.7199
			22,830,567.60

	ix.	Funding of Capital Subaccount (to required level)			1,337,040.00
	x.	Investment Earnings on Capital Subaccount Released to Note Issuer			0.00
	xi.	Deposit to Excess Funds Subaccount			1,218,832.54
	xii.	Released to Note Issuer upon Retirement of all Notes			0.00
	xiii.	Aggregate Remittances as of Current Payment Date			26,632,621.41

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1			0.00
	ii.	Tranche A-2			72,047,743.79
	iii.	Aggregate Outstanding Amount of all Tranches			72,047,743.79

	iv.	Excess Funds Subaccount Balance			1,218,832.54
	v.	Capital Subaccount Balance			1,337,040.00
	vi.	Aggregate Collection Account Balance			2,555,872.54

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section
	8.02(e) of Indenture):

	i.	Excess Funds Subaccount			790,947.77
	ii.	Capital Subaccount			1,343,100.50
	iii.	Total Withdrawals			2,134,048.27

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:

	i.	Semi-annual Interest
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00
	ii.	Semi-annual Principal
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00

8.	Shortfalls in Payment of Permitted Return as of Current Payment Date:

	i.	Permitted Return			0.00

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount			0.00

		IN WITNESS WHEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 29th day of December, 2017.

				OHIO POWER COMPANY,
				as Servicer

			By:	/s/ Renee V. Hawkins
				Name: Renee V. Hawkins
				Title: Assistant Treasurer